Derivative financial instruments	12 Months Ended
Dec. 31, 2024
Disclosure of derivative financial instruments [Abstract]
Derivative financial instruments	Note 19: Derivative financial instruments
The fair values and notional amounts of derivative instruments are set out in the following table:

	2024				2023
	Contract/ notional amount £m	Fair value		Changes in fair value used for calculating hedge ineffectiveness £m	Contract/ notional amount £m	Fair value		Changes in fair value used for calculating hedge ineffectiveness £m
		Assets £m	Liabilities £m			Assets £m	Liabilities £m
Trading and other
Exchange rate contracts	707,329	10,247	9,172		572,858	6,631	6,222
Interest rate contracts	12,864,265	13,436	11,644		7,654,512	15,116	12,724
Credit derivatives	6,103	87	172		5,349	51	118
Equity, commodity and other contracts	8,678	247	333		9,463	455	580
Total derivative assets/liabilities – trading and other	13,586,375	24,017	21,321		8,242,182	22,253	19,644
Hedging
Interest rate
Currency swaps	43	2	–	–	35	3	–	2
Interest rate swaps	231,064	6	337	1,336	153,639	80	425	(2,665)
Designated as fair value hedges	231,107	8	337	1,336	153,674	83	425	(2,663)
Foreign exchange
Currency swaps	1,963	30	14	61	2,684	11	72	(138)
Interest rate
Interest rate swaps	484,996	10	4	(600)	463,660	9	8	2,541
Designated as cash flow hedges	486,959	40	18	(539)	466,344	20	80	2,403
Total derivative assets/liabilities – hedging	718,066	48	355	797	620,018	103	505	(260)
Total recognised derivative assets/ liabilities	14,304,441	24,065	21,676		8,862,200	22,356	20,149
The notional amount of the contract does not represent the Group’s exposure to credit risk, which is limited to the current cost of replacing contracts with a positive value to the Group should the counterparty default. To reduce credit risk the Group uses a variety of credit enhancement techniques such as netting and collateralisation, where security is provided against the exposure; a large proportion of the
Group’s derivatives are held through exchanges such as London Clearing House and are collateralised through those exchanges.
The Group holds derivatives as part of the following strategies:
•Customer driven, where derivatives are held as part of the provision of risk management products to Group customers
•To manage and hedge the Group’s interest rate and foreign exchange risk arising from normal banking business. The hedge accounting strategy adopted by the Group is to utilise a combination of fair value and cash flow hedge approaches
•Derivatives held in policyholder funds as permitted by the investment strategies of those funds
The principal derivatives used by the Group are as follows:
•Interest rate related contracts include interest rate swaps, forward rate agreements and options. An interest rate swap is an agreement between two parties to exchange fixed and floating interest payments, based upon interest rates defined in the contract, without the exchange of the underlying principal amounts. Forward rate agreements are contracts for the payment of the difference between a specified rate of interest and a reference rate, applied to a notional principal amount at a specific date in the future. An interest rate option gives the buyer, on payment of a premium, the right, but not the obligation, to fix the rate of interest on a future loan or deposit, for a specified period and commencing on a specified future date
•Exchange rate related contracts include forward foreign exchange contracts, currency swaps and options. A forward foreign exchange contract is an agreement to buy or sell a specified amount of foreign currency on a specified future date at an agreed rate. Currency swaps generally involve the exchange of interest payment obligations denominated in different currencies; the exchange of principal can be notional or actual. A currency option gives the buyer, on payment of a premium, the right, but not the obligation, to sell specified amounts of currency at agreed rates of exchange on or before a specified future date
•Credit derivatives, principally credit default swaps, are used by the Group as part of its trading activity and to manage its own exposure to credit risk. A credit default swap is a swap in which one counterparty receives a premium at pre-set intervals in consideration for guaranteeing to make a specific payment should a negative credit event take place
•Equity, commodity and other contracts include commodity swaps and options
Note 19: Derivative financial instruments continued
Details of the Group’s hedging instruments are set out below:

	Maturity
Fair value hedges	Up to 1 month £m	1 to 3 months £m	3 to 12 months £m	1 to 5 years £m	Over 5 years £m	Total £m
At 31 December 2024
Interest rate
Cross currency swap
Notional	–	–	–	–	43	43
Average fixed interest rate	–	–	–	–	1.28%
Average EUR/GBP exchange rate	–	–	–	–	1.38
Interest rate swap
Notional	5,236	13,781	55,607	111,300	45,140	231,064
Average fixed interest rate	3.04%	3.68%	4.04%	3.36%	2.27%
						231,107
At 31 December 2023
Interest rate
Cross currency swap
Notional	–	–	–	–	35	35
Average fixed interest rate	–	–	–	–	1.28%
Average EUR/GBP exchange rate	–	–	–	–	1.38
Interest rate swap
Notional	1,908	5,778	19,353	87,119	39,481	153,639
Average fixed interest rate	0.95%	1.72%	2.03%	2.90%	2.00%
						153,674

	Maturity
Cash flow hedges	Up to 1 month £m	1 to 3 months £m	3 to 12 months £m	1 to 5 years £m	Over 5 years £m	Total £m
At 31 December 2024
Foreign exchange
Currency swap
Notional	107	441	646	763	6	1,963
Average EUR/GBP exchange rate	1.17	1.16	1.15	1.10	1.06
Average USD/GBP exchange rate	1.30	1.27	1.27	1.27	1.30
Interest rate
Interest rate swap
Notional	9,195	21,010	129,436	262,387	62,968	484,996
Average fixed interest rate	4.32%	4.36%	3.84%	3.34%	3.01%
						486,959
At 31 December 2023
Foreign exchange
Currency swap
Notional	18	470	1,648	541	7	2,684
Average EUR/GBP exchange rate	1.15	1.14	1.14	1.08	1.07
Average USD/GBP exchange rate	1.25	1.23	1.25	1.24	–
Interest rate
Interest rate swap
Notional	9,501	23,015	76,439	284,969	69,736	463,660
Average fixed interest rate	4.13%	4.14%	3.82%	3.35%	2.58%
						466,344
Note 19: Derivative financial instruments continued
The Group’s hedged items are as follows:

	Carrying amount of the hedged item		Accumulated amount of fair value adjustment on the hedged item		Change in fair value of hedged item for ineffectiveness assessment £m

Fair value hedges	Assets £m	Liabilities £m	Assets £m	Liabilities £m
At 31 December 2024
Interest rate
Fixed rate mortgages[1]	124,013	–	(890)	–	(184)
Fixed rate issuance[2]	–	51,499	–	1,340	(75)
Fixed rate bonds[3]	29,264	–	(1,070)	–	(1,158)
At 31 December 2023
Interest rate
Fixed rate mortgages[1]	75,871	–	25	–	2,544
Fixed rate issuance[2]	–	50,466	–	1,365	(1,110)
Fixed rate bonds[3]	24,146	–	(331)	–	962
1Included within loans and advances to customers.
2Included within debt securities in issue at amortised cost and subordinated liabilities.
3Included within financial assets at amortised cost and financial assets at fair value through other comprehensive income.

	At 31 December 2024			At 31 December 2023
	Change in fair value of hedged item for ineffectiveness assessment £m	Cash flow hedging reserve		Change in fair value of hedged item for ineffectiveness assessment £m	Cash flow hedging reserve
		Continuing hedges £m	Discontinued hedges £m		Continuing hedges £m	Discontinued hedges £m
Cash flow hedges
Foreign exchange
Foreign currency issuance[1]	(60)	75	59	138	8	69
Customer deposits[2]	–	–	5	–	–	3
Interest rate
Customer loans[3]	982	(3,470)	(1,590)	(1,796)	(2,934)	(1,885)
Central bank balances[4]	384	(1,012)	(917)	(648)	(624)	(1,462)
Customer deposits[2]	(51)	1,592	42	262	1,591	(3)
1Included within debt securities in issue at amortised cost and subordinated liabilities.
2Included within customer deposits.
3Included within loans and advances to customers.
4Included within cash and balances at central banks.
The accumulated amount of fair value hedge adjustments remaining on the balance sheet for hedged items that have ceased to be adjusted for hedging gains and losses is a liability of £980 million relating to fixed rate issuances of £582 million and mortgages of
£398 million (2023: liability of £1,446 million relating to fixed rate issuances of £656 million and mortgages of £790 million).
Gains and losses arising from hedge accounting are summarised as follows:

	Hedge ineffectiveness recognised in the income statement[1]
Fair value hedges	2024 £m	2023 £m
Interest rate
Fixed rate mortgages	(52)	(264)
Fixed rate issuance	(11)	(17)
Fixed rate bonds	(18)	14
1Hedge ineffectiveness is included in the income statement within net trading income.
Note 19: Derivative financial instruments continued

	Gain (loss) recognised in other comprehensive income £m	Hedge ineffectiveness recognised in the income statement[1] £m	Amounts reclassified from reserves to net interest income as:
Cash flow hedges			Hedged cash flows will no longer occur £m	Hedged item affected income statement £m
At 31 December 2024
Foreign exchange
Foreign currency issuance	61	–	–	(4)
Interest rate
Customer loans	(2,700)	(61)	–	2,458
Central bank balances	(780)	(7)	–	937
Customer deposits	842	8	–	(794)
At 31 December 2023
Foreign exchange
Foreign currency issuance	(138)	–	–	(9)
Interest rate
Customer loans	(37)	20	–	1,674
Central bank balances	284	2	–	725
Customer deposits	436	(3)	–	(552)
1Hedge ineffectiveness is included in the income statement within net trading income.
There was no gain or loss in either 2024 or 2023 reclassified from the cash flow hedging reserve for which hedge accounting had previously been used but for which the hedged future cash flows are no longer expected to occur.